Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	$ 1,965	$ 2,606
Benefit (expense) to income statement		(601)
Benefit (expense) to equity		17
Translation and other		(57)
Ending balance of net asset		1,965
IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	1,965
Benefit (expense) to income statement	(330)
Benefit (expense) to equity	(134)
Translation and other	7
Ending balance of net asset	1,508	1,965
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	484	684
Benefit (expense) to income statement		(150)
Translation and other		(50)
Ending balance of net asset		484
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	484
Benefit (expense) to income statement	23
Translation and other	4
Ending balance of net asset	511	484
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	282	416
Benefit (expense) to income statement		(111)
Benefit (expense) to equity		(23)
Ending balance of net asset		282
Employee future benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	282
Benefit (expense) to income statement	12
Benefit (expense) to equity	31
Ending balance of net asset	325	282
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	494	545
Benefit (expense) to income statement		(50)
Translation and other		(1)
Ending balance of net asset		494
Deferred compensation benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	494
Benefit (expense) to income statement	(12)
Translation and other	1
Ending balance of net asset	483	494
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	195	50
Benefit (expense) to equity		138
Translation and other		7
Ending balance of net asset		195
Other comprehensive income [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	195
Benefit (expense) to equity	(331)
Translation and other	(7)
Ending balance of net asset	(143)	195
Tax loss carryforwards [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	606	1,233
Benefit (expense) to income statement		(628)
Translation and other		1
Ending balance of net asset		606
Tax loss carryforwards [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	606
Benefit (expense) to income statement	(462)
Translation and other	1
Ending balance of net asset	145	606
Tax credits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	415	454
Benefit (expense) to income statement		(39)
Ending balance of net asset		415
Tax credits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	415
Benefit (expense) to income statement	(228)
Translation and other	2
Ending balance of net asset	189	415
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(515)	(664)
Benefit (expense) to income statement		148
Translation and other		1
Ending balance of net asset		(515)
Premises and equipment [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(515)
Benefit (expense) to income statement	234
Translation and other	(1)
Ending balance of net asset	(282)	(515)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(121)	(52)
Benefit (expense) to income statement		19
Benefit (expense) to equity		(88)
Ending balance of net asset		(121)
Pension benefits [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(121)
Benefit (expense) to income statement	(18)
Benefit (expense) to equity	166
Ending balance of net asset	27	(121)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(201)	(261)
Benefit (expense) to income statement		60
Ending balance of net asset		(201)
Goodwill and intangible assets [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(201)
Benefit (expense) to income statement	(14)
Translation and other	(2)
Ending balance of net asset	(217)	(201)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	38	21
Benefit (expense) to income statement		17
Ending balance of net asset		38
Securities [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	38
Benefit (expense) to income statement	12
Ending balance of net asset	50	38
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	288	180
Benefit (expense) to income statement		133
Benefit (expense) to equity		(10)
Translation and other		(15)
Ending balance of net asset		288
Deferred Tax Asset Liability Other [member] | IFRS9 [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	288
Benefit (expense) to income statement	123
Translation and other	9
Ending balance of net asset	$ 420	$ 288